Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Subsidiaries
As of June 30, 2026, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Wholly owned Shipowning Companies (“SPC”) during six month period ended June 30, 2026	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021

Wholly owned SPCs with vessels under construction during the period ended June 30, 2026	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
Roman Explorer Inc.	September 2023	Marshall Islands	Hull No 158	Q2 2027
Roman Shark IX Inc.	January 2026	Marshall Islands	Hull No. 25110062	Q4 2029

Acquired Assets
The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The consideration given in excess of the historical carrying value of the net assets acquired is presented as Excess of consideration over acquired assets in the Company’s unaudited interim condensed consolidated statements of mezzanine and stockholders’ equity for the six months ended June 30, 2026. This excess of $23,932 was recorded as a $24,335 reduction to additional paid-in capital, net of $403 of accumulated other comprehensive income of  Roman Explorer Inc. carried over at the date of transfer. An analysis of the Excess consideration over acquired assets is presented in the table below:

As of June 30,	2026
Consideration	42,236
Less: Carrying value of net assets of companies acquired	(18,304)
Excess consideration over acquired assets	23,932